Disclosures about Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, Measurement Inputs, Disclosure [Table Text Block]

Note 18:  Disclosures about Fair Value of Financial Instruments

ASC Topic 820, Fair Value Measurements, describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Topic 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities

Following is a description of the valuation methodologies and inputs used for assets measured at fair value on a recurring basis and recognized in the accompanying consolidated balance sheets, as well as the general classification of such assets pursuant to the valuation hierarchy. There have been no significant changes in the valuation techniques during the period ended March 31, 2012.

Available-for-Sale Securities

Where quoted market prices are available in an active market, securities are classified within Level 1. The Company has no Level 1 securities. If quoted market prices are not available, then fair values are estimated using pricing models or quoted prices of securities with similar characteristics or discounted cash flows. For these investments, the inputs used by the pricing service to determine fair value may include one or a combination of observable inputs such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data market research publications and are classified within Level 2 of the valuation hierarchy. Level 2 securities include obligations of U.S. government sponsored enterprises, mortgage-backed securities (government-sponsored enterprises-residential and commercial) and obligations of states and political subdivisions. In certain cases where Level 1 or Level 2 inputs are not available, securities are classified within Level 3 of the hierarchy. The Company has no Level 3 available-for-sale securities.

The following table presents the Company’s assets that are measured at fair value on a recurring basis and the level within the hierarchy in which the fair value measurements fall as of March 31, 2012 and 2011 (in thousands):

	Carrying value at March 31, 2012
Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. government sponsored enterprises (GSE)	$14,877	$—	$14,877	$—
Mortgage-backed securities, GSE, residential	32,631	—	32,631	—
Mortgage-backed securities, GSE, commercial	996	—	996	—
State and political subdivisions	1,596	—	1,596	—
Total available-for-sale securities	$50,100	$—	$50,100	$—

	Carrying value at March 31, 2011
Description	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. government sponsored enterprises (GSE)	$12,345	$—	$12,345	$—
Mortgage-backed securities, GSE, residential	33,995	—	33,995	—
Mortgage-backed securities, GSE, commercial	1,455	—	1,455	—
State and political subdivisions	3,882	—	3,882	—
Total available-for-sale securities	$51,677	$—	$51,677	$—

Following is a description of the valuation methodologies and inputs used for assets measured at fair value on a nonrecurring basis and recognized in the accompanying consolidated balance sheets, as well as the general classification of such assets pursuant to the valuation hierarchy.

Impaired Loans (Collateral Dependent)

Loans for which it is probable that the Company will not collect all principal and interest due according to contractual terms are measured for impairment. Allowable methods for determining the impairment include estimating fair value using the fair value of the collateral for collateral dependent loans.

If the impaired loan is identified as collateral dependent, then the fair value method of measuring the amount of the impairment is utilized. This method requires reviewing an independent appraisal of the collateral and applying a discount factor to the value.

Impaired loans that are collateral dependent are classified within Level 3 of the fair value hierarchy. Fair value adjustments on impaired loans were $(456,000) at March 31, 2012 and $(146,000) at March 31, 2011.

Mortgage Servicing Rights

The fair value used to determine the valuation allowance is estimated using discounted cash flow models. Due to the nature of the valuation inputs, mortgage servicing rights are classified within Level 3 of the hierarchy. Fair value adjustments on mortgage servicing rights were $(71,000) at March 31, 2012 and $0 at March 31, 2011.

Foreclosed Assets Held for Sale

Fair value of foreclosed assets held for sale is based on market prices determined by appraisals less discounts for costs to sell. Foreclosed assets held for sale are classified within Level 2 of the valuation hierarchy. Fair value adjustments on foreclosed assets held for sale were $(6,000) at March 31, 2012 and $0 at March 31, 2011.

The following table presents the fair value measurement of assets measured at fair value on a nonrecurring basis and the level within the fair value hierarchy in which the fair value measurements fall at March 31, 2012 and 2011 (in thousands):

		Carrying value at March 31, 2012
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
Description	Fair Value	(Level 1)	(Level 2)	(Level 3)

Impaired loans (collateral dependent)	$668	$—	$—	$668
Mortgage servicing rights	685	—	—	685
Foreclosed assets held for sale, net	86	—	—	86

		Carrying value at March 31, 2011
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
Description	Fair Value	(Level 1)	(Level 2)	(Level 3)

Impaired loans (collateral dependent)	$212	$—	$—	$212
Mortgage servicing rights	591	—	—	591
Foreclosed assets held for sale, net	218	—	—	218

The following methods were used to estimate fair values of the Company’s other financial instruments and the level within the fair value hierarchy in which the fair value measurements fall at March 31, 2012. The fair values of certain of these instruments were calculated by discounting expected cash flows, which involves significant judgments by management and uncertainties. Fair value is the estimated amount at which financial assets or liabilities could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Because no market exists for certain of these financial instruments and because management does not intend to sell these financial instruments, the Company does not know whether the fair values shown below represent values at which the respective financial instruments could be sold individually or in the aggregate.

Carrying amount is the estimated fair value for cash and due from banks, interest-bearing demand deposits, Federal Reserve and Federal Home Loan Bank stocks, accrued interest receivable and payable, and advances from borrowers for taxes and insurance. The fair value of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. Loans with similar characteristics were aggregated for purposes of the calculations. On demand deposits, savings accounts, NOW accounts, and certain money market deposits the carrying amount approximates fair value. The fair value of fixed-maturity time deposits is estimated using a discounted cash flow calculation that applies the rates currently offered for deposits of similar remaining maturities. On short-term and other borrowings, rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of existing debt.

The fair value of commitments to originate loans is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair value of forward sale commitments is estimated based on current market prices for loans of similar terms and credit quality. The fair values of letters of credit and lines of credit are based on fees currently charged for similar agreements or on the estimated cost to terminate or otherwise settle the obligations with the counterparties at the reporting date.

The following table presents estimated fair values of the Company’s other financial instruments at March 31, 2012 and 2011:

	March 31, 2012		March 31, 2011
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value
	(In thousands)
Financial assets
Cash and due from banks	$7,777	$7,777	$9,546	$9,546
Interest-bearing demand deposits	20,551	20,551	17,813	17,813
Held-to-maturity securities	1,225	1,342	—	—
Loans held for sale	509	509	354	354
Loans, net of allowance for loan losses	125,752	128,315	120,164	121,796
Federal Reserve and Federal Home Loan Bank stock	1,189	1,189	1,056	1,056
Interest receivable	966	966	914	914

Financial liabilities
Deposits	181,288	176,171	176,352	164,566
Other borrowings	12,920	12,919	15,620	15,623
Short-term borrowing	—	—	1,800	1,800
Advances from borrowers for taxes and insurance	336	336	274	274
Interest payable	120	120	183	183

Unrecognized financial instruments (net of contract amount)
Commitments to originate loans	—	—	—	—
Letters of credit	—	—	—	—
Lines of credit	—	—	—	—